Lease liabilities	3 Months Ended
Nov. 30, 2024
Lease Liabilities
Lease liabilities

10.	Lease liabilities

Lease liabilities are measured at the discounted value of future lease payments using the lease-specific incremental borrowing rate. Lease payments are apportioned between interest expense and the reduction of the liability. Interest expense is based on the lease-specific incremental borrowing rate at the commencement date of the lease. The incremental borrowing rate differs between each category of asset, location of asset and the duration of the lease. The Company’s lease liabilities primarily comprise of leases for 13 pieces of mobile equipment for use in Buckreef’s mining operations.

The carrying amounts of lease liabilities and movements during the period were:

Amount
As at August 31, 2024	$1,343
Additions	1,665
Accretion of lease liabilities (Note 21)	70
Lease payments	(223)
Foreign exchange	(1)
As at November 30, 2024	$2,854

	November 30, 2024	August 31, 2024
Current portion of lease liabilities	$903	$401
Lease liabilities	1,951	942
Balance at end of period	$2,854	$1,343

The following amounts are recognized in the statement of income and comprehensive income:

	For the three months ended Nov 30,
	2024	2023
Depreciation expense for right-of-use assets	$162	$11
Accretion of lease liabilities	70	1
Total amount	$232	$12

As at November 30, 2024, the Company was committed to a lease for one additional piece of equipment which had not yet commenced with payments totaling $0.7 million.

As at November 30, 2024, the Company had the following lease commitments:

Amount
Not later than one month	$124
Later than one month and not later than three months	201
Later than three months and not later than one year	920
Later than one year and not later than five years	2,177
Total undiscounted lease commitments	$3,422

As at November 30, 2024, the carrying value of right-of-use assets amounted to $3.9 million (August 31, 2024 - $1.7 million). Mobile equipment under lease contracts are depreciated over their useful life as the purchase price at the end of the lease term is immaterial.